Jul. 29, 2021
Phaeacian Accent International Value Fund
Phaeacian Accent International Value Fund Ticker: PPIVX
Investment Objective
The Fund seeks to provide above-average capital appreciation over the long-term while attempting to minimize the risk of capital loss.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The tables and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the predecessor fund’s performance. During its most recent fiscal period ended March 31, 2021, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio. The Fund’s portfolio turnover rate may vary from year to year as well as within a year. For more information regarding the predecessor fund, please see the discussion under Performance Information.
Principal Investment Strategies
The Fund primarily seeks to identify investment opportunities across international markets, including both developed and emerging countries. It typically invests in equity securities of companies of all market capitalizations domiciled in jurisdictions outside of the United States. The portfolio manager does not restrict potential investments by market capitalization and the Fund may invest in small, mid and large capitalization companies.The Fund typically invests in a small selection of companies the portfolio manager believes are high quality and financially strong, and that the portfolio manager believes have management teams that run the business well operationally and allocate capital in a way that builds share value over time. The portfolio manager seeks to invest in these companies when their stock prices are significantly less than the portfolio manager’s estimate of their intrinsic values per share. The portfolio manager defines the “intrinsic value” of a business to mean the discounted value of the sum of all the free cash flows that can be generated by the business during its remaining life. The Fund may invest in a variety of types of equity securities, including common stocks, preferred stocks, convertible securities, rights and warrants.The Fund’s universe of potential investments primarily includes companies domiciled in jurisdictions where the portfolio manager believes reasonable business practices exist. In investing the Fund’s assets, the portfolio manager focuses on countries with established rules of law and political systems that allow for transparent and unbiased enforcement of those laws, although there can be no assurance that the Fund’s assets will in all cases be invested in countries that offer such protections. The Fund will primarily invest in companies domiciled in Continental Europe, Japan, the United Kingdom, emerging Asian markets, the Americas (which typically excludes the United States), Australia and New Zealand, and developing EMEA (Europe, Middle East and Africa) countries. There are no geographic limits on the Fund’s non-U.S. investments. The portfolio manager does not expect to invest more than 35% of the Fund’s assets in securities of companies domiciled in emerging markets, however, the Fund’s investments in emerging markets may exceed this amount depending on market opportunities. The Fund considers emerging markets to be markets located in countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. Given the Fund’s broad investment universe, the portfolio manager expects to be able to deploy a large part of the Fund’s assets under normal circumstances. However, the Fund will seek to remain true to its investment disciple at all times and in all market conditions, and may at time hold cash in lieu of equities if the portfolio managers cannot find sufficient investment opportunities that meet all of its key investment criteria. In addition, the portfolio manager may invest in depositary receipts, which are receipts that represent interests in non-U.S. securities that may be sponsored or unsponsored.The portfolio manager believes that the Fund’s investment goals are best achieved by taking a long-term approach. The portfolio manager considers himself as owner of businesses and believes the intrinsic value of a business is not decided by what happens in a given quarter, but rather by what will happen over a multi-year period. However, the portfolio manager is also valuation-driven. As such, what ultimately dictates the Fund’s holding period of any security is how much time it takes for the discount to fair value to unwind.Key Investment Criteria. The portfolio manager expects to consider the following investment criteria, among others, under normal circumstances.1. Business Quality. The portfolio manager seeks to invest in businesses with high barriers to market entry, low threat of substitutes, sustainable competitive advantages, and power over customers as well as suppliers. The portfolio manager believes that such businesses can expand revenue over time, generate industry leading margins, realize high levels of free cash flow, and earn attractive returns on capital employed.2. Financial Strength. The portfolio manager considers the overall financial strength of businesses. The portfolio manager seeks to avoid companies with excessive leverage on their balance sheet relative to the free cash flow profile of the business. The portfolio manager believes that a strong balance sheet can help a company withstand temporary disruptions or adverse economic circumstances, and put it in a position to gain strength though challenging times.3. Strong Management. The portfolio manager seeks to invest in companies with shareholder-aligned management teams that have histories of both operational excellence and capital allocation that builds shareholder value.4. Low Absolute Valuation. The portfolio manager only makes investments when he believes the investment offers a high margin of safety, i.e., when the issuer’s shares trade at a significant discount to the portfolio manager’s estimate of their intrinsic value.Given the portfolio manager’s strict investment criteria, a broad potential investment universe, a limited number of holdings in the portfolio, and a benchmark-agnostic approach are all important aspects of the Fund’s strategy. While there are thousands of publicly listed companies across international markets, the portfolio manager believes that only a limited number of them combine strong business fundamentals, financial strength, and shareholder-friendly management teams while trading at a significant discount to intrinsic value, which leads the portfolio manager to run a concentrated portfolio. The portfolio manager’s benchmark-agnostic approach focuses on whether an opportunity meets all of the investment criteria, rather than where the company is domiciled or which sector or industry it operates in.The portfolio manager is cognizant of macro-economic factors, but center his analyses around, and selects stocks based on the fundamentals of the underlying businesses. The portfolio manager performs security selection on a bottom-up basis and conducts extensive research on individual investment candidates, focusing on business fundamentals. The portfolio manager eschews businesses that do not lend themselves to appraisal. The portfolio manager uses research findings to estimate the intrinsic value of businesses.The Fund’s portfolio construction is the product of this research and valuation process. The portfolio manager selects companies that meet his qualitative investment criteria and in his view offer a significant margin of safety. The portfolio manager ranks all portfolio securities according to the relative discount to his estimate of intrinsic value and usually allocates the largest portfolio weightings to those investments that he believes offer the greatest opportunity for appreciation. The portfolio manager believes that this approach allows his best ideas to have a meaningful impact on the Fund’s performance.The portfolio manager may sell a portfolio holding when the holding’s market price appreciates and approaches the portfolio manager’s estimate of intrinsic value; when the portfolio manager finds an opportunity to reallocate the Fund’s assets to other investments with greater reward potential; or when the original investment thesis no longer holds.
Principal Risks
It is possible to lose money on an investment in the Fund.The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Adviser and there is no guarantee that the Fund will achieve its investment objective. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.Risks Associated with Investing in Equities. Equity securities, generally common stocks and/or depositary receipts, held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic or political conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Sustained periods of market volatility, either globally or in any jurisdiction in which the Fund invests, may increase the risks associated with an investment in the Fund. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. Equity securities generally have greater price volatility than debt securities. The Fund’s shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC.Risks Associated with Investing in Large-Capitalization Companies. Returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.Risks Associated with Investing in Smaller-Cap and Mid-Cap Companies. The prices of securities of mid-cap and smaller-cap companies tend to fluctuate more widely than those of larger, more established companies. Mid-cap and smaller-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or market averages in general. In addition, these companies often have shorter operating histories and are more reliant on key products or personnel than larger companies. The securities of smaller or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.Risks Associated with Investing in Non-U.S. Securities. Non-U.S. investments (including depositary receipts) can be riskier, more volatile and less liquid than investments in the United States. Adverse political, social and economic developments or instability, or changes in the value of non-U.S. currency, can make it more difficult for the Fund to sell its securities and could reduce the value of the Fund’s shares. Differences in regulatory, tax and accounting standards and differences in reporting standards may cause difficulties in obtaining information about non-U.S. companies and may negatively affect investment decisions. Investments in non-U.S. securities may be affected by restrictions on receiving investment proceeds from outside the U.S. confiscatory tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. In addition, global economies are increasingly interconnected, which increases the possibility that conditions in one country, region or financial market might adversely impact a different country, region or financial market.Risks Associated with Investing in Emerging Markets. The Fund’s investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. The Public Company Accounting Oversight Board, which regulates auditors of U.S. companies, is unable to inspect audit work papers in certain foreign countries. Investors in emerging markets often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.Risks Associated with Value Investing. Value stocks, including those selected by the portfolio manager for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund’s value discipline may result in a portfolio of stocks that differs materially from its benchmark index.Securities selected by the portfolio manager using a value strategy may never reach their intrinsic value because the market fails to recognize what the portfolio manager consider to be the true business value or because the portfolio manager has misjudged those values. There may be periods during which the investment performance of the Fund suffers while using a value strategy.Market Risk. The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Fund investments may decline in value due to factors affecting the overall markets, or particular industries or sectors. The value of a holding may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for an issuer’s financial condition, changes in interest or currency rates, domestic or international monetary policy or adverse investor sentiment generally. The value of a holding may also decline due to factors that affect a particular industry or industries, such as competitive conditions within an industry or government regulations. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of an investment in the Fund to unexpectedly decline. The Fund may rely on various third-party sources to calculate its net asset value. Errors or systems failures and other technological issues may adversely impact the Fund’s calculation of its net asset value, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation and/or the inability to calculate net asset values over extended periods. The Fund may be unable to recover any losses associated with such failures.Liquidity Risk. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price.Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income or gains for shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio manager's opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio manager may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, or the market may continue to undervalue the Fund’s securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the financial highlights table. A higher rate of portfolio turnover could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance. Moreover, there can be no assurance that all of the Adviser’s personnel will continue to be associated with the Adviser for any length of time. The loss of services of one or more key employees of the Adviser, including the portfolio manager, could have an adverse impact on the Fund’s ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio manager may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.Key Person Risk. The Fund is heavily dependent upon Mr. Pierre O. Py for its operation and for the execution of its investment strategy. The Fund would likely find it more difficult to execute its investment strategy and to continue its operation in the event he were no longer involved in the management of the Fund.Risks Associated with Non-Diversification. The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund. In addition, due to its relatively low number of holdings, the Fund will be more susceptible to company-specific events and risks impacting the particular securities held by the Fund than a fund with a greater number of holdings.An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. The Fund is the successor to FPA International Value Fund (the “International Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the International Predecessor Fund into the Fund on October 19, 2020. The performance provided in the bar chart and table is that of the International Predecessor Fund. The following bar chart shows the changes in the International Predecessor Fund’s performance from year to year, and the table compares the International Predecessor Fund’s performance to the performance of a broad-based securities market index/indices for the same period.The Fund’s performance information reflects applicable fee waivers/expense limitations, if any, during the period shown and, absent such fee waivers/expense limitations performance would have been lower. The chart and table reflect the reinvestment of dividends and distributions.The MSCI All Country World (ACWI) ex-USA NTR Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the United States and is included as a broad-based comparison to the capitalization characteristics of the Fund’s portfolio.The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.phaeacianpartners.com or call (800) 258-9668 (toll free) or (312) 557-3523 .
(as of December 31 of each year)
The Fund’s highest/lowest quarterly results during this time period were:HighestQ2 202018.62%LowestQ1 2020-16.73%Year to Date Total ReturnJune 30, 20218.01%
Average Annual Total Return
This table compares the International Predecessor Fund’s average total returns for the periods ended December 31, 2020 to those of an appropriate broad based index. In addition, the table shows how the International Predecessor Fund’s average annual total returns compare with the returns of an index designed to represent the performance of mid cap representation across developed and emerging markets.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).(For the period ended December 31, 2020)